Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2023
Information about the main subsidiaries
Schedule of information about principal subsidiaries
	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	43.07%	70,226	641,386	75,722	251,507	384,383	165,554
Subsidiaries with indirect participation of Cresud
Brasilagro	62.12%	75,036	155,209	35,197	48,560	146,488	90,998
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	46.06%	91,446	712,221	186,322	251,445	365,900	168,534
Subsidiaries with indirect participation of Cresud
Brasilagro	60.44%	81,586	128,303	24,833	46,007	139,049	84,041
	Revenues	Net income	Total comprehensive loss	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	89,285	58,094	(1,286)	743	36,494	26,442	(81,124)	(18,188)	(1,928)
Subsidiaries with indirect participation of Cresud
Brasilagro	46,282	10,430	19,834	11,988	4,532	6,172	(12,805)	(2,101)	-
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	69,168	75,222	(379)	735	27,329	24,134	(29,455)	22,008	(381)
Subsidiaries with indirect participation of Cresud
Brasilagro	69,238	32,268	(12,588)	(7,623)	5,562	(453)	(25,507)	(20,398)	-